Product Returns Liability	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Product Returns Liability

NOTE 9 — PRODUCT RETURNS LIABILITY

The product return liability is comprised of estimated accruals for parts to be returned under warranty and for parts to be returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from ongoing customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. During the years ended December 31, 2014, 2013 and 2012, product returns reserves of $1.8 million, $1.6 million and $1.9 million, respectively, related to current customers were reduced due to contractual changes, increasing third party and total net sales in the consolidated statements of comprehensive income (loss). During the years ended December 31, 2014, 2013 and 2012, product returns reserves of $1.2 million, $0.6 million and $3.0 million, respectively, related to former customers were reversed as they were no longer needed, increasing third party and total net sales in the consolidated statements of comprehensive income (loss).

Changes in Holdings’ product returns accrual were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$42.0	$46.0	$55.6
Expenditures	(40.6)	(43.6)	(44.9)
Provisions, net	36.2	39.6	35.3

End of period	$37.6	$42.0	$46.0